LOANS (Details 9) (Bank, USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Activity in insider loans granted to the entity's executive officers and directors, including their families and firms
Loans outstanding, beginning of period	$ 9,043,000	$ 11,297,000	$ 11,297,000	$ 8,827,000
New loans		496,000	496,000	3,911,000
Net activity on revolving lines of credit	1,178,000	(25,000)	(266,000)	233,000
Principal payments	(1,523,000)	(1,298,000)	(2,484,000)	(1,674,000)
Loans outstanding, end of period	8,698,000	10,470,000	9,043,000	11,297,000
Unfunded commitments	575,000		5,000
Substandard
Activity in insider loans granted to the entity's executive officers and directors, including their families and firms
Loans outstanding, end of period	$ 0	$ 0	$ 0	$ 0